Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM US Large-Cap Buffer 12 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
PGIM US Large-Cap Buffer 12 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM US Large-Cap Buffer 12 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
PGIM US Large-Cap Buffer 12 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - January | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
PGIM US Large-Cap Buffer 20 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM US Large-Cap Buffer 20 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
PGIM US Large-Cap Buffer 20 ETF - January | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - January | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
PGIM US Large-Cap Buffer 12 ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM US Large-Cap Buffer 12 ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
PGIM US Large-Cap Buffer 12 ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - February | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
PGIM US Large-Cap Buffer 20 ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Large-Cap Buffer 20 ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
PGIM US Large-Cap Buffer 20 ETF - February | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - February | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM US Large-Cap Buffer 12 ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM US Large-Cap Buffer 12 ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM US Large-Cap Buffer 12 ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - March | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
PGIM US Large-Cap Buffer 20 ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Large-Cap Buffer 20 ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM US Large-Cap Buffer 20 ETF - March | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - March | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM US Large-Cap Buffer 12 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Large-Cap Buffer 12 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
PGIM US Large-Cap Buffer 12 ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - April | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
PGIM US Large-Cap Buffer 20 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Large-Cap Buffer 20 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
PGIM US Large-Cap Buffer 20 ETF - April | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - April | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
PGIM US Large-Cap Buffer 12 ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US Large-Cap Buffer 12 ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
PGIM US Large-Cap Buffer 12 ETF - May | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - May | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.10%
PGIM US Large-Cap Buffer 20 ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM US Large-Cap Buffer 20 ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
PGIM US Large-Cap Buffer 20 ETF - May | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - May | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM US Large-Cap Buffer 12 ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM US Large-Cap Buffer 12 ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
PGIM US Large-Cap Buffer 12 ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - June | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM US Large-Cap Buffer 20 ETF - June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM US Large-Cap Buffer 20 ETF - June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
PGIM US Large-Cap Buffer 20 ETF - June | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - June | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM US Large-Cap Buffer 12 ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Large-Cap Buffer 12 ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM US Large-Cap Buffer 12 ETF - July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - July | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM US Large-Cap Buffer 20 ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Large-Cap Buffer 20 ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM US Large-Cap Buffer 20 ETF - July | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - July | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PGIM US Large-Cap Buffer 12 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM US Large-Cap Buffer 12 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PGIM US Large-Cap Buffer 12 ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - August | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM US Large-Cap Buffer 20 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Large-Cap Buffer 20 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
PGIM US Large-Cap Buffer 20 ETF - August | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - August | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
PGIM US Large-Cap Buffer 12 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM US Large-Cap Buffer 12 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
PGIM US Large-Cap Buffer 12 ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - September | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
PGIM US Large-Cap Buffer 20 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM US Large-Cap Buffer 20 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
PGIM US Large-Cap Buffer 20 ETF - September | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - September | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
PGIM US Large-Cap Buffer 12 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM US Large-Cap Buffer 12 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
PGIM US Large-Cap Buffer 12 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - October | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM US Large-Cap Buffer 20 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM US Large-Cap Buffer 20 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
PGIM US Large-Cap Buffer 20 ETF - October | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - October | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 12 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM US Large-Cap Buffer 12 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM US Large-Cap Buffer 12 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM US Large-Cap Buffer 12 ETF - November | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
PGIM US Large-Cap Buffer 12 ETF - November | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM US Large-Cap Buffer 20 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM US Large-Cap Buffer 20 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM US Large-Cap Buffer 20 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM US Large-Cap Buffer 20 ETF - November | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM US Large-Cap Buffer 20 ETF - November | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM US Large-Cap Buffer 12 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM US Large-Cap Buffer 12 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM US Large-Cap Buffer 12 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM US Large-Cap Buffer 12 ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 12 ETF - December | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM US Large-Cap Buffer 20 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM US Large-Cap Buffer 20 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM US Large-Cap Buffer 20 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
PGIM US Large-Cap Buffer 20 ETF - December | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Large-Cap Buffer 20 ETF - December | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered Fund of Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Fund of Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Laddered Fund of Buffer 12 ETF | Affiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM Laddered Fund of Buffer 12 ETF | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Fund of Buffer 12 ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered Fund of Buffer 20 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Fund of Buffer 20 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Laddered Fund of Buffer 20 ETF | Affiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM Laddered Fund of Buffer 20 ETF | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Fund of Buffer 20 ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 0.05%